Shareholder Report	6 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000254724 [Member]
Shareholder Report [Line Items]
Fund Name	Coastal Compass 100 ETF
Class Name	Coastal Compass 100 ETF
Trading Symbol	ROPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Coastal Compass 100 ETF (the “Fund”) for the period of December 17, 2024 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://coastalcompassfunds.com/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://coastalcompassfunds.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$36	0.80%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.80%
Net Assets	$ 1,735,034
Holdings Count | holding	51
Advisory Fees Paid, Amount	$ 5,280
Investment Company, Portfolio Turnover	54.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	28.0%
Information technology	16.3%
Consumer Staples	14.2%
Communication Services	12.0%
Health Care	9.5%
Consumer Discretionary	7.5%
Energy	4.2%
Real Estate	4.1%
Industrials	3.7%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Philip Morris International, Inc.	6.6%
AT&T, Inc.	5.6%
Gilead Sciences, Inc.	5.5%
International Business Machines Corp.	5.3%
Altria Group, Inc.	5.1%
Citigroup, Inc.	4.9%
Chevron Corp.	4.2%
Simon Property Group, Inc.	4.1%
Bristol-Myers Squibb Co.	4.0%
US Bancorp	3.9%